UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

1000 Second Avenue, Suite 3320

Seattle, Washington

98104

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: March 31, 2018

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds - 2.7%
American Depository Receipts - 0.7%
Deutsche Telekom, 6.000%, due July 8, 2019	250,000	252,053
Total American Depository Receipts		252,053
Consumer Staples - 1.0%
Yum! Brands Inc, 5.300%, due September 15, 2019	355,000	356,775
Total Customer Staples		356,775
Information Technology - 1.0%
Adobe Systems, Inc., 4.750%, due February 1, 2020	100,000	101,633
Oracle Corp., 5.000%, due July 8, 2019	250,000	251,535
Total Information Technology		353,168
Total U.S. Corporate Bonds (Cost $957,445)		961,996
U.S. Common Stock - 94.0%
American Depository Receipts - 2.6%
Atlantic Power Corp.	2,700	6,804
Eaton Corp, PLC	1,400	112,784
Enbridge Inc.	11,193	405,858
Invesco Ltd.	6,300	121,653
Obsidian Energy Ltd.	3,400	935
Royal Dutch Shell, PLC	4,300	274,985
Seadrill, Ltd.	4	33
Wheaton Precious Metals Corp.	700	16,674
Total American Depository Receipts		939,726
Consumer Staples - 1.3%
Coca Cola Company	6,700	313,962
The Kraft Heinz Company	4,900	159,985
Total Consumer Staples		473,947
Consumer Discretionary - 1.2%
Genuine Parts Co.	3,400	380,902
Ryman Hospitality Properties Inc.	600	49,344
Total Consumer Discretionary		430,246
Energy - 3.5%
Chevron Corp.	1,800	221,724
Diamond Offshore Drilling, Inc.	1,515	15,892
Exxon Mobil Corp.	5,000	404,000
Kinder Morgan, Inc.	19,919	398,579
Williams Cos Inc.	6,784	194,836
Total Energy		1,235,032
Financials - 26.8%
AvalonBay Communities, Inc.	1,750	351,278
Digital Realty Trust, Inc.	3,310	393,890
EPR Properties	1,900	146,110
Equity Residential PPTYS	3,000	225,960
Essex PPTY	400	115,696
HCP, Inc.	7,700	241,010
Healthcare Realty Trust, Inc.	5,425	174,197
Highwoods Properties, Inc.	1,300	60,814
Hospitality Properties Trust	13,400	352,554
Iron Mountain Inc.	8,100	287,226
JPMorgan Chase & Co.	1,870	189,300
Lamar Advertising Company	5,750	455,745
Liberty Properties Trust	16,040	776,657
LTC Properties, Inc.	7,330	335,714
Mack Cali Rlty Corp.	5,600	124,320
National Retail Properties, Inc.	1,470	81,423
Omega Healthcare Investors, Inc.	5,831	222,453
Prudential Financial Inc.	1,000	91,880
Public Storage Inc.	1,000	217,780
Realty Income Corp.	12,255	901,478
Redwood Trust, Inc.	2,600	41,990
RMR Group, Inc., The	274	16,709
Sabra Health Care REIT, Inc.	2,970	57,826
Senior Housing Properties Trust	10,400	122,512
Simon Property Group Inc.	550	100,216
Stag Industrial, Inc.	14,530	430,815
T Rowe Price Group Inc.	5,300	530,636
Tanger Factory Outlet Ctr.	10,800	226,584
Ventas, Inc.	12,500	797,625
Vornado Realty Trust	2,500	168,600
Washington REIT	6,600	187,308
Wells Fargo & Co.	9,540	460,973
Welltower, Inc.	8,810	683,656
Total Financials		9,570,932
Health Care - 3.4%
Abbvie Inc.	1,000	80,590
Amgen Inc.	2,380	452,152
Bristol Myers Squibb	6,900	329,199
Merck & Co Inc.	3,125	259,906
Pfizer Inc.	2,500	106,175
Total Healthcare		1,228,023
Industrials - 1.9%
General Electric Co.	24,550	245,255
Pitney Bowes, Inc.	3,000	20,610
United Parcel Service	3,670	410,086
Wabtec Corp.	131	9,657
Total Industrials		685,608
Information Technology - 4.7%
Cisco Systems, Inc.	6,250	337,438
International Business Machines Corp.	3,870	546,057
Paychex, Inc.	9,925	795,985
Total Information Technology		1,679,480
Master Limited Partnerships - 7.3%
Amerigas Partners LP	7,230	223,190
Blackstone Group LP	11,800	412,646
Buckeye Partners LP	6,472	220,177
CVR Partners LP	4,760	18,850
Energy Transfer Partners LP	15,960	245,305
Enterprise Products Partners LP	18,600	541,260
Linnco LLC	5,890	-
Magellan Midstream Partners LP	7,600	460,788
MPLX LP	2,180	71,700
Nustar Energy LP	4,100	110,249
Plains All American Pipeline LP	3,914	95,932
Suburban Propane Partners LP	3,200	71,712
Targa Resources Corp.	1,160	48,198
TC Pipelines LP	2,300	85,928
Total Master Limited Partnerships		2,605,936
Materials - 0.2%
International Paper Co	1,900	87,913
Total Mutual Funds		87,913
Mutual Funds - 2.7%
Blackrock Global Floating Rate Income Fund	3,179	38,816
John Hancock Preferred Income Fund	3,284	74,448
iShares Investment Grade Corp. Bonds	640	76,198
iShares US Preferred ETF	2,516	91,960
iShares 1-3 Year Treasury Bond	7,200	605,664
SPDR Barclays High Yield Bond ETF	2,600	93,522
Total Mutual Funds		980,608
Telecommunication Services - 7.8%
AT & T, Inc.	29,570	927,315
Centurylink, Inc.	6,900	82,731
Consolidated Communications	9,600	104,736
Verizon Communications	28,110	1,662,144
Total Telecommunication Services		2,776,927
Utilities - 30.4%
Alliant Energy Corp.	14,900	702,237
American Electric Power, Inc.	8,240	690,100
Centerpoint Energy, Inc.	19,800	607,860
Consolidated Edison	8,100	686,961
Dominion Energy, Inc.	10,900	835,594
Duke Energy Corp.	9,095	818,550
Entergy Corp.	4,170	398,777
Eversource Energy	10,481	743,627
Exelon Corp.	6,500	325,845
Firstenergy Corp	1,255	264,432
NextEra Energy, Inc.	3,170	612,824
OGE Energy Corp. Co.	7,700	332,024
Oneok Inc. Co.	1,600	111,744
PPL Corporation	13,945	442,614
Public Service Enterprise Group, Inc.	12,000	712,920
Sempra Corp	1,740	218,996
Southern Company	14,730	761,246
WEC Energy Group, Inc.	10,840	857,227
Xcel Energy, Inc.	12,770	717,802
Total Utilities		10,841,381

Total U.S. Common Stock (Cost $31,537,171)		$ 33,535,758
Cash Equivalents - 3.3%
Total Cash Equivalents (Cost $1,166,159)		$ 1,166,159

TOTAL INVESTMENT IN SECURITIES (Cost $33,660,776)		$ 35,663,912

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		961,996		961,996
US Common Stock	33,535,758			33,535,758
Cash Equivalents	1,166,159			1,166,159
TOTALS				$35,663,912

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date:April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: April 12, 2019